Note 25 - Current allowances and provisions - Deducted From Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Allowance for doubtful accounts - trade receivables [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Values at the beginning of the year	$ (49,046)		$ (45,495)
Translation differences	194		(128)
Changes due to business combinations	(1,151)	[1]	(899)	[2]
(Additional) / reversal allowances	1,095		(3,590)
Used and other movements	783		1,066
Values at the end of the year	(48,125)		(49,046)
Allowance for other doubtful accounts - other receivables [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Values at the beginning of the year	(3,439)		(3,479)
Translation differences	324		(88)
Changes due to business combinations		[1]		[2]
(Additional) / reversal allowances	(546)		(107)
Used and other movements	567		235
Values at the end of the year	(3,094)		(3,439)
Allowance for inventory obsolescence [member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Values at the beginning of the year	(209,110)		(222,666)
Translation differences	897		(452)
Changes due to business combinations	(3,676)	[1]	(9,179)	[2]
(Additional) / reversal allowances	(41,240)		(13,581)
Used and other movements	49,955		36,768
Values at the end of the year	$ (203,174)		$ (209,110)

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.
[2]	For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.